Subsequent Events (Details) - USD ($)			3 Months Ended
	Nov. 30, 2021	Nov. 10, 2021	Dec. 31, 2020	Dec. 21, 2021	Sep. 30, 2021	Feb. 11, 2021
Subsequent Events
Threshold maximum period for filing registration statement after business combination			15 days
Class A ordinary shares
Subsequent Events
Price per share			$ 9.20		$ 9.20	$ 11.50
New Brivo | Class A ordinary shares
Subsequent Events
Lock in period for shares issued under Business Combination Agreement		270 days
Sponsor | Class B Common Stock
Subsequent Events
Issuance of Class B common stock to Sponsors (in shares)		6,210,000
Number shares subject to vesting requirements (in shares)		2,384,000
Sponsor | New Brivo | Class A ordinary shares
Subsequent Events
Lock in period for shares issued under Business Combination Agreement		1 year
Price per share		$ 12.00
Threshold trading days to terminate lock in period of shares issued under Business Combination Agreement		20 days
Threshold number of specified consecutive trading days considered to terminate lock in period for shares issued under Business Combination Agreement		30 days
Threshold Period For Termination of Lock in Period After Closing of Business Combination		150 days
Subscription Agreements
Subsequent Events
Threshold maximum period for filing registration statement after business combination		45 days
Maximum threshold period for registration statement to become effective after business combination		60 days
Maximum threshold period, from the date SEC notifies review not required, for registration statement to become effective after Business Combination		10 days
PIPE
Subsequent Events
Maximum threshold period for registration statement to become effective after business combination if SEC reviews registration statement		90 days
PIPE | Subscription Agreements | New Brivo
Subsequent Events
Principal amount of the convertible notes of New Brivo		$ 75,000,000
PIPE | Subscription Agreements | New Brivo | Class A ordinary shares
Subsequent Events
Proceeds from conversion of PIPE Notes into New Brivo Class A common stock		$ 75,000,000
Promissory Note | Richard Chera
Subsequent Events
Aggregate principal amount of loan from related party	$ 1,500,000
Period within which promissory note becomes due	12 months
Maximum amount of promissory notes convertible into warrants	$ 1,500,000
Price of warrants	$ 1.50
Promissory note, outstanding balance				$ 100,000